Related Party Balances and Transactions - Purchase of equity investee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Balances and Transactions
Purchase of equity investee	¥ 279,043	$ 40,457	¥ 592,570		¥ 250,826
Weilan
Related Party Balances and Transactions
Purchase of equity investee				$ 50,000